Statement of compliance	12 Months Ended
Jun. 30, 2023
Statement of compliance
Statement of compliance
1	Statement of compliance

The consolidated financial statements are prepared in compliance with International Financial Reporting Standards (IFRS) and Interpretations of those standards, as issued by the International Accounting Standards Board, the SAICA Financial Reporting Guides as issued by the Accounting Practices Committee, and Financial Reporting Pronouncements as issued by Financial Reporting Standards Council and the Companies Act, 2008. The consolidated financial statements were approved for issue by the Board on 22 August 2023 and will be presented to shareholders at the Company’s annual general meeting on 17 November 2023.

Basis of preparation of financial results

The consolidated financial statements are prepared using the historic cost convention except that, certain items, including derivative instruments, financial assets at fair value through profit or loss and financial assets designated at fair value through other comprehensive income, are stated at fair value. The consolidated financial results are presented in rand, which is Sasol Limited’s functional and presentation currency, rounded to the nearest million, unless indicated otherwise.

The consolidated financial statements are prepared on the going concern basis.

Error in recording of product exchange contracts

During the year, the Company identified a prior period error relating to purchases and sales of inventory with the same counterparty that are entered into in contemplation of one another to facilitate sales to customers. These transactions were recorded on a gross basis instead of being accounted for as a single exchange transaction. The error relates to the 2022 financial year.

In accordance with SAB No 99 ‘Materiality’, the Company evaluated the effect of the prior period error, both quantitatively and qualitatively, and concluded that the correction did not have a material impact on, nor require amendment of, any of the Company’s previously issued or filed financial statements for the year ended 30 June 2022, taken as a whole. However, if the error remained uncorrected, the Company believes it would have impacted comparisons between reporting periods.

The conclusion above in terms of SAB No 99 is consistent with the requirements of IAS 8 ‘Accounting Policies, Changes in Accounting Estimates and Errors’, as well as principles of IFRS. As a result, the Company has revised its previously reported results and disclosures as follows:

	As reported on		As revised on
	30 June 2022	Revision	30 June 2022
for the year ended 30 June	Rm	Rm	Rm
Income statement
Turnover	275 738	(2 992)	272 746
Materials, energy and consumables used	(126 991)	2 992	(123 999)
Earnings before interest and tax (EBIT)	61 417	—	61 417
Statement of cash flows
Cash receipts from customers	266 324	(2 992)	263 332
Cash paid to suppliers and employees	(210 186)	2 992	(207 194)
Cash generated by operating activities	56 138	—	56 138

The revision had no impact on earnings for the year, the statement of comprehensive income, statement of financial position and statement of changes in equity.

1	Statement of compliance continued

Climate change

Climate change is a defining challenge of our time, with impacts threatening our critical ecosystems, habitats and resources. Sasol supports the Paris Agreement and its calls for higher ambition. In 2021, we launched our 2050 Net Zero emissions ambition (“Net Zero”) and Future Sasol strategy, which places us on a trajectory towards a significantly reduced GHG emissions profile. We have plans to deliver significant reductions in scope 1, 2 and 3 (Category 11) emissions by 2030. Future Sasol is premised on producing sustainable fuels and chemicals, using our proprietary technology and expertise, while contributing to a thriving planet, society and enterprise. This will see Sasol transform and decarbonise, in particular our Secunda and Sasolburg Operations as outlined in our roadmaps.

As we progress towards Net Zero by 2050, we have set targets to reduce our absolute scope 1 and 2 emissions by 30% by 2030 for the Sasol Energy and Chemicals Businesses. The Energy Business has a further scope 3 target to reduce Category 11 emissions by 20% by 2030.

Where reasonable and supportable, management has considered the impact of these 2030 targets on a number of key estimates within the financial statements including the estimates of future cash flows used in impairment assessments of non-current assets (refer to note 8), useful lives of property, plant and equipment (refer to note 17), purchase and capital commitments (refer to note 3 and 17), the estimates of future profitability used in our assessment of the recoverability of deferred tax assets (refer to note 12) and the timing and amount of environmental obligations (refer to note 30).

IBOR reform

A fundamental reform of major interest rate benchmarks is being undertaken globally, including the replacement of some interbank offered rates (IBORs) with alternative nearly risk-free rates (referred to as IBOR reform). The Group’s remaining exposure to IBORs is concentrated to the Johannesburg Interbank Average Rate (JIBAR) through certain debt instruments. The South African Reserve Bank (SARB) has indicated their intention to move away from JIBAR and to create an alternative reference rate for South Africa. In November 2022, the SARB commenced publishing the South African Rand Overnight Index Average (ZARONIA), the preferred successor rate that will replace JIBAR in future. The ZARONIA is a financial benchmark that reflects the interest rate at which rand-denominated overnight wholesale funds are obtained by commercial banks. ZARONIA is based on actual transactions and calculated as a trimmed, volume-weighted mean of interest rates paid on eligible unsecured overnight deposits.

Market participants are not yet using ZARONIA in financial contracts until such time as the SARB indicate otherwise. The duration of the observation period will be communicated in due time and may depend on the Market Practitioners Group’s information needs, transition plans, as well as the SARB’s decision regarding the cessation date for JIBAR. Accordingly, there is uncertainty surrounding the timing and manner in which the transition would occur and how this would affect various financial instruments held by the Group. The Group’s treasury function monitors and manages the transition to ZARONIA and evaluates the extent to which contracts reference JIBAR cash flows, whether such contracts will need to be amended and how to manage communication about the reform with counterparties.

Accounting policies

The accounting policies applied in the preparation of these consolidated financial statements are in terms of IFRS and are consistent with those applied in the consolidated annual financial statements for the year ended 30 June 2022 except for the retrospective adoption of the following amendments which had an immaterial impact on the Group’s financial statements:

●	Proceeds before Intended Use (Amendments to IAS 16 ‘Property, Plant and Equipment’); and
●	Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37 ‘Provisions, Contingent Liabilities and Contingent Assets’).

1	Statement of compliance continued

Amendments to IAS 12 ‘Income Taxes’

Additionally, the Group applied the amendments to IAS 12 'Income Taxes' which give companies temporary relief from accounting for deferred taxes arising from the Organisation for Economic Co-operation and Development’s (OECD) international tax reform. The OECD published the Pillar Two model rules in December 2021 to ensure that large multinational companies would be subject to a minimum 15% tax rate. More than 135 countries and jurisdictions representing more than 90% of global gross domestic product have agreed to the Pillar Two model rules.

The amendments introduce:

●	a temporary exception to the accounting for deferred taxes arising from jurisdictions implementing the global tax rules; and
●	targeted disclosure requirements to help investors better understand a company’s exposure to income taxes arising from the reform, particularly before legislation implementing the rules is in effect.

Companies can benefit from the temporary exception immediately but are required to provide the disclosures to investors for annual reporting periods beginning on or after 1 January 2023.

The adoption of the amendments resulted in the Group not having to account for any deferred tax impact as a result of the tax reform at 30 June 2023. Except for Japan (effective years of assessments commencing on or after 1 April 2024), none of the other jurisdictions in which the Group operates have promulgated the Pillar Two model regulations as at 30 June 2023. The Group is currently assessing the future impact of the tax reform and amendments on its financial statements.

Accounting standards, amendments and interpretations issued which are relevant to the Group, but not yet effective

The Group continuously evaluates the impact of new accounting standards, amendments to accounting standards and interpretations. It is expected that where applicable, these standards and amendments will be adopted on each respective effective date as indicated below. The new accounting standards and amendments to accounting standards issued which are relevant to the Group, but not yet effective on 30 June 2023, include:

IFRS 17 ‘Insurance Contracts’

IFRS 17 supersedes IFRS 4 ‘Insurance Contracts’ which currently permits a wide variety of practices in accounting for insurance contracts. The overall objective of IFRS 17 is to provide an accounting model for insurance contracts that is more useful and consistent for insurers. IFRS 17 applies to all types of insurance contracts (i.e. life, non-life, direct insurance and re-insurance) regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features. Certain scope exceptions will apply. The Group has assessed all material contracts where it has potentially accepted significant insurance risk including cell captive insurance arrangements and issued performance guarantees. The Group will continue to apply the requirements of IFRS 9 ‘Financial Instruments’ to issued financial guarantee contracts. The Group has not identified any material contracts in scope of IFRS 17 and implementation of the new standard is not expected to have a material impact on the Group’s results. The Group will apply IFRS 17 from 1 July 2023 using the full retrospective approach.

1	Statement of compliance continued

Amendments to IAS 1 ‘Presentation of Financial Statements’

The amendments provide guidance on the classification of liabilities as current or non-current in the statement of financial position and does not impact the amount or timing of recognition of any asset, liability income or expenses, or the information that entities disclose about those items. The amendments clarify that the classification of liabilities as current or non-current should be based on rights that are in place at the end of the reporting period which enable the reporting entity to defer settlement by at least twelve months. The amendments further make it explicit that classification is unaffected by expectations or events after the reporting date. The amendments are effective for the Group from 1 July 2024, will be applied retrospectively and are not expected to significantly impact the Group.

Amendment to IFRS 16 ‘Leases’

These amendments include requirements for sale and leaseback transactions in IFRS 16 to explain how an entity accounts for a sale and leaseback after the date of the transaction. Sale and leaseback transactions where some or all the lease payments are variable lease payments that do not depend on an index or rate are most likely to be impacted. The amendments are effective for annual reporting periods beginning on or after 1 January 2024, can be early adopted and are not expected to materially impact the Group.